SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES: Intangible Assets (Policies)	Sep. 30, 2025
December 31, 2024
Intangible Assets

Intangible Assets

The Company accounts for intangible assets in accordance with ASC 350, Intangibles—Goodwill and Other. Intangible assets with finite lives are amortized on a straight-line basis over their estimated useful lives and reviewed for impairment whenever events or circumstances suggest that their carrying value may not be recoverable.